RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

As of April 30, 2024, the Company has accrued compensation of $500,135 for its officers as recorded in accrued expenses to related parties. The Company compensated its officers $257,500 for the three months ended April 30, 2024.

On January 23, 2023, the Company issued convertible notes payable to the following: Steven Rudofsky (“Rudofsky”), Chairman and CEO, for $125,000; Feehan Partners LP (“Feehan”), controlled by Robert Scannell (“Scannell”), CFO and Director, for $87,334 and $112,666; Andrew Brodkey (“Brodkey”). COO and Director, for $98,000; and Shaun Dykes (“Dykes”), Vice President and Director, for $150,000 (issued to Dykes and related parties to Dykes). On April 5, 2024, Rudofsky, Feehan, Brodkey, and Dykes converted notes payable of $125,000, $200,000, $98,000, and $30,000, respectively, into 1,666,667, 2,666,666, 1,306,667, and 400,000 shares of common stock, respectively. (Note 4).

On April 3, 2024, the officers of the company, Steven Rudofsky, former CEO, Andrew Brodkey, CEO, President COO and Secretary, and Robert Scannell, CFO each elected to exercise 5,360,000 vested stock options with a strike price of $0.125 and an expiration date of September 30, 2027. All options were exercised on a cashless basis, resulting in the issuance of 3,385,000 shares per officer, or a total of 11,055,000 common shares.

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 2,666,666 and 1,306,667 warrants, respectively, into 1,666,666 and 816,666 shares of common stock, respectively.

On April 6, 2024, Dykes executed cashless conversion of 400,000 warrants into 251,250 shares of common stock.

On April 8, 2024, Rudofsky executed cashless conversion of 1,666,667 warrants into 1,041,667 shares of common stock.

As of April 30, 2024, the Company has payables of $54,000 to Brodkey.

NOTE 6 – RELATED PARTY TRANSACTIONS

On March 31, 2023, the Company issued 879,628 shares of common stock to Brodkey (108,024 shares), Scannell (385,802 shares), Kolodner (192,901 shares), and Rudofsky (192,901 shares) in exchange for the conversion of accrued compensation of $18,000, $62,500, $31,250, and $31,250, respectively. The shares were valued at fair value at $0.162 per share. See Note 7.

As of January 31, 2024, the Company has accrued compensation of $370,135 for its officers as recorded in accrued expenses to related parties. The Company compensated its officers $806,667 for the year ended January 31, 2024. On the Statements of Operations for the years ended January 31, 2024 and 2023 (page F-5), “Payroll and related expenses” stated $318,561 and $963,055, respectively. The variances for the years ended January 31, 2024 and 2023 are recorded in “Stock-based compensation” as the majority of the accrued compensation was converted to common stock of the Company from time to time. In summary, the total officers’ compensation was recorded in both accounts, as applicable.

On January 23, 2023, the Company issued convertible notes payable to the following: Steven Rudofsky (“Rudofsky”), Chairman and CEO, for $125,000; Feehan Partners LP (“Feehan”), controlled by Robert Scannell, CFO and Director, for $87,334 and $112,666; Andrew Brodkey (“Brodkey”). COO and Director, for $98,000; and Shaun Dykes (“Dykes”), former Vice President and former Director, for $150,000 (issued to Dykes and related parties to Dykes).

On March 22, 2023, Shaun Dykes resigned as Vice President and Director, any compensation he received after his resignation was recorded in “Professional fees.”.

As of January 31, 2024, the Company has payables of $54,611 to Brodkey.